Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015 [1]	Dec. 31, 2014		Dec. 31, 2013
Cash flows from operating activities:
Net income (loss)		$ 88,721	$ (17,248)	[2]	$ (9,860)	[2]
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation expense		42,724	35,302	[2]	32,493	[2]
Deferred income tax expense (benefit)		(228)	43	[2]	941	[2]
Changes in current assets and current liabilities		(8,973)	(1,318)	[2]	(2,947)	[2]
Changes in deferred charges and credits and other operating activities, net		587	(34)	[2]	(421)	[2]
Net cash provided by operating activities		122,831	16,745	[2]	20,206	[2]
Cash flows from investing activities:
Capital expenditures		(31,195)	(108,331)	[2]	(124,379)	[2]
Acquisitions from Valero Energy Corporation		(390,144)	(80,116)	[2]	0	[2]
Proceeds from dispositions of property and equipment		82	54	[2]	8	[2]
Net cash used in investing activities		(421,257)	(188,393)	[2]	(124,371)	[2]
Cash flows from financing activities:
Proceeds from debt borrowings		200,000	0	[2]	0	[2]
Proceeds from notes payable to related party		555,000	0	[2]	0	[2]
Repayments of debt and capital lease obligations		(26,200)	(1,048)	[2]	(1,059)	[2]
Repayment of note payable to related party		(185,000)	0	[2]	0	[2]
Payment of debt issuance costs		(2,322)	(1,071)	[2]	(572)	[2]
Prefunding of capital projects by Valero Energy Corporation		0	0	[2]	3,500	[2]
Proceeds from issuance of common units, net of discount		189,683	0	[2]	372,449	[2]
Proceeds from issuance of general partner units		4,011	0	[2]	0	[2]
Payment of offering costs		(666)	(3,223)	[2]	0	[2]
Excess purchase price paid to Valero Energy Corporation over the carrying value of acquired assets		(576,076)	(73,884)	[2]	0	[2]
Cash distributions to unitholders and distribution equivalent right payments		(71,715)	(41,837)	[2]	0	[2]
Net transfers from Valero Energy Corporation		55,915	154,172	[2]	104,965	[2]
Net cash provided by financing activities		142,630	33,109	[2]	479,283	[2]
Net increase (decrease) in cash and cash equivalents		(155,796)	(138,539)	[2]	375,118	[2]
Cash and cash equivalents at beginning of year	[2]	236,579	375,118		0
Cash and cash equivalents at end of year		$ 80,783	$ 236,579	[1],[2]	$ 375,118	[2]

[1]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.